Leases (Details) - Schedule of ROU assets and related lease liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Rou Assets And Related Lease Liabilities [Abstract]
Right-of-use assets	¥ 34,382	$ 5,134	¥ 31,329
Lease liabilities, current	11,889	1,775	13,705
Lease liabilities, non-current	23,259	3,472	17,310
Total operating lease liabilities	¥ 35,148	$ 5,247	¥ 31,015